Unaudited Condensed Consolidated Statements of Changes in Stockholders' (Deficit) Equity - USD ($)	Total	LIVE OAK ACQUISITION CORP. I I [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class A [Member] LIVE OAK ACQUISITION CORP. I I [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member] Common Class B [Member] LIVE OAK ACQUISITION CORP. I I [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] LIVE OAK ACQUISITION CORP. I I [Member]	Accumulated Deficit	Accumulated Deficit LIVE OAK ACQUISITION CORP. I I [Member]
Beginning Balance at Aug. 11, 2020
Beginning Balance (in Shares) at Aug. 11, 2020
Issuance of Class B common stock to Sponsor	25,000				$ 633		24,367
Issuance of Class B common stock to Sponsor (in Shares)					6,325,000
Net income (loss)	(1,045)								(1,045)
Ending Balance at Sep. 30, 2020	23,955				$ 633		24,367		(1,045)
Ending Balance (in Shares) at Sep. 30, 2020					6,325,000
Beginning Balance at Aug. 11, 2020
Beginning Balance (in Shares) at Aug. 11, 2020
Issuance of Class B common stock to Sponsor		25,000				$ 633		24,367
Issuance of Class B common stock to Sponsor (in Shares)						6,325,000
Excess of proceeds received over fair value of private placement warrants		793,333						793,333
Class A common stock subject to possible redemption		(23,692,712)						(817,700)
Net income (loss)		(3,719,296)								(3,719,296)
Ending Balance at Dec. 31, 2020	(26,593,675)	(26,593,675)		$ 0	$ 633	$ 633		0	(26,594,308)	(26,594,308)
Ending Balance (in Shares) at Dec. 31, 2020				0	6,325,000	6,325,000
Net income (loss)	1,463,215								1,463,215
Ending Balance at Mar. 31, 2021	(25,130,460)				$ 633				(25,131,093)
Ending Balance (in Shares) at Mar. 31, 2021					6,325,000
Beginning Balance at Dec. 31, 2020	(26,593,675)	$ (26,593,675)		$ 0	$ 633	$ 633		$ 0	(26,594,308)	$ (26,594,308)
Beginning Balance (in Shares) at Dec. 31, 2020				0	6,325,000	6,325,000
Net income (loss)	(6,261,072)
Ending Balance at Sep. 30, 2021	(32,854,747)				$ 633				(32,855,380)
Ending Balance (in Shares) at Sep. 30, 2021					6,325,000
Beginning Balance at Mar. 31, 2021	(25,130,460)				$ 633				(25,131,093)
Beginning Balance (in Shares) at Mar. 31, 2021					6,325,000
Net income (loss)	(12,048,007)								(12,048,007)
Ending Balance at Jun. 30, 2021	(37,178,467)				$ 633				(37,179,100)
Ending Balance (in Shares) at Jun. 30, 2021					6,325,000
Net income (loss)	4,323,720								4,323,720
Ending Balance at Sep. 30, 2021	$ (32,854,747)				$ 633				$ (32,855,380)
Ending Balance (in Shares) at Sep. 30, 2021					6,325,000